Borrowings	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Borrowings	21. Borrowings

We borrow money primarily in the form of bonds and bank loans. These are for a fixed term and may have fixed or floating interest rates or are linked to inflation indices. We use derivatives to manage risks associated with interest rates, inflation rates and foreign exchange. Lease liabilities are also included within borrowings.
Our price controls and rate plans lead us to fund our networks within a certain ratio of debt to equity or regulatory asset value and, as a result, we have issued a significant amount of debt. As we continue to invest in our networks, the value of debt is expected to increase over time.
To maintain a strong balance sheet and to allow us to access capital markets at commercially acceptable interest rates, we balance the amount of debt we issue with the value of our assets, and we take account of certain other metrics used by credit rating agencies.

Borrowings, which include interest-bearing and inflation-linked debt, overdrafts and collateral payable, are initially recorded at fair value. This normally reflects the proceeds received (net of direct issue costs for liabilities measured at amortised cost). Subsequently, borrowings are stated
either: i) at amortised cost; or ii) at fair value though profit and loss. Where a borrowing is held at amortised cost, any difference between the proceeds after direct issue costs and the redemption value is recognised over the term of the borrowing in the income statement using the effective interest method.

	2024	2023
	£m	£m
Current
Bank loans	460	381
Bonds	2,841	1,638
Commercial paper	1,444	840
Lease liabilities	114	96
	4,859	2,955
Non-current
Bank loans	2,434	2,557
Bonds	39,114	36,855
Lease liabilities	665	618
	42,213	40,030
Total borrowings	47,072	42,985
Total borrowings are repayable as follows:

	2024	2023
	£m	£m
Less than 1 year	4,859	2,955
In 1 to 2 years	2,706	2,799
In 2 to 3 years	3,134	2,689
In 3 to 4 years	2,948	3,129
In 4 to 5 years	4,375	2,505
More than 5 years:
By instalments	736	922
Other than by instalments	28,314	27,986
	47,072	42,985
The fair value of borrowings, excluding lease liabilities, at 31 March 2024 was £42,617 million (2023: £38,219 million). Where market values were available, the fair value of borrowings (Level 1) was £34,281 million (2023: £31,710 million). Where market values were not available, the fair value of borrowings (Level 2) was £8,336 million (2023: £6,509 million) and calculated by discounting cash flows at prevailing interest rates. The notional amount outstanding of the debt portfolio at 31 March 2024 was £46,141 million (2023: £42,353 million). There have been no new issuances since the year end.
Collateral is placed with or received from any derivative counterparty where we have entered into a credit support annex to the ISDA Master
Agreement once the current mark-to-market valuation of the trades between the parties exceeds an agreed threshold. Included in current bank loans is £72 million (2023: £111 million) in respect of cash received under collateral agreements. For further details of our borrowing facilities, refer to note 33. For further details of our bonds in issue, please refer to the debt investor section of our website. Unless included herein, the information on our website is unaudited.
21. Borrowings continued
Lease liabilities
Lease liabilities are initially measured at the present value of the lease payments expected over the lease term. The discount rate applied is the rate implicit in the lease or, if that is not available, the incremental rate of borrowing for a similar term and similar security. The lease term takes account of exercising any extension options that are at our option if we are reasonably certain to exercise the option as well as any lease termination options, unless we are reasonably certain not to exercise the option. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the income statement over the lease period using the effective interest rate method.

	2024	2023
	£m	£m
Gross lease liabilities are repayable as follows:
Less than 1 year	133	118
1 to 5 years	370	318
More than 5 years	507	480
	1,010	916
Less: finance charges allocated to future periods	(231)	(202)
	779	714
The present value of lease liabilities are as follows:
Less than 1 year	114	96
1 to 5 years	300	269
More than 5 years	365	349
	779	714
33. Borrowing facilities

To support our liquidity requirements and provide backup to commercial paper and other borrowings, we agree committed credit facilities with financial institutions over and above the value of borrowings that may be required. These committed credit facilities are undrawn.

An analysis of the maturity of our undrawn committed facilities as at 31 March 2024 is shown below:

	2024	2023
	£m	£m
Undrawn committed borrowing facilities expiring:
Less than 1 year	—	42
In 1 to 2 years	—	4,361
In 2 to 3 years	195	2,100
In 3 to 4 years	5,859	—
In 4 to 5 years	106	—
More than 5 years	1,745	—
	7,905	6,503
Of the unused facilities at 31 March 2024, £7,864 million (2023: £6,461 million) is available for liquidity purposes, while £41 million (2023: £42 million)
is available as backup to specific US borrowings.